Equity Incentive Plans	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plans

10.            Equity Incentive Plans:

Details of the Company’s equity incentive plans and share awards granted through December 31, 2021, are discussed in Note 10 of the Company’s consolidated financial statements for the year ended December 31, 2021, included in the 2021 Annual Report.

On April 11, 2022, the Company's Board of Directors adopted the 2022 Equity Incentive Plan (the “2022 Plan”) and reserved for issuance 810,000 common shares thereunder. On the same date, all of the 810,000 restricted common shares were granted to certain directors, officers and employees of which 528,745 restricted common shares vest in October 2022, 193,405 restricted common shares vest in April 2023 and the remaining 87,850 common shares vest in April 2025. The fair value of each share was $25.69, based on the closing price of the Company’s common shares on the grant date.

The stock based compensation cost for the six month period ended June 30, 2021 amounted to $2,571. The stock based compensation cost for the six month period ended June 30, 2022 amounted to $11,480. This amount includes $3,370 recognized in connection with the scrubber incentive award approved on June 7, 2021 (as further described in Note 10 of the Company’s consolidated financial statements for the year ended December 31, 2021, included in the 2021 Annual Report). The respective charge was calculated based on the Company’s estimate of the intrinsic value of the award basis June 30, 2022 VLSFO-HSFO spread and assuming 5% of scrubber savings to be awarded by the Board of Directors.

A summary of the status of the Company’s non-vested restricted shares as of June 30, 2022 and the movement during the six-month period ended June 30, 2022 is presented below.

	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2022	335,329	$10.65
Granted	810,000	25.69
Vested	(56,625)	18.88
Unvested as at June 30, 2022	1,088,704	$21.41

As of June 30, 2022, the estimated compensation cost relating to non-vested restricted share awards not yet recognized is $22,060 (including the scrubber incentive award) and is expected to be recognized over the weighted average period of 0.85 years. During the six month period ended June 30, 2022 the Company paid $2,467 for dividends to shareholders of non-vested shares.